Mar. 24, 2020
Quaker Small/Mid-Cap Impact Value Fund
Quaker Small/Mid-Cap Impact Value Fund
QUAKER INVESTMENT TRUST Quaker Small/Mid-Cap Impact Value Fund (the “Fund”) Supplement dated March 24, 2020 to the Fund’s Statutory and Summary Prospectuses (the “Prospectuses”) dated October 28, 2019
The following information is added to the bullet points in the Fund’s “Principal Investment Strategies” section of the Prospectuses:

•	MLPs/REITs. The Fund may invest in master limited partnerships (“MLPs”) and real estate investment trusts (“REITs”)

In addition, the following information is added at the end of the bullet points in the Fund’s “Principal Investments Risks” section of the Prospectuses:

•
Master Limited Partnership Risk. The Fund’s exposure to master limited partnerships (MLP) may subject the Fund to greater volatility than investments in traditional securities. The value of MLP and MLP based exchange traded funds and notes may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments.

•
Real Estate Investment Trust Risk. The Fund may have investments in securities issued by, and/or have exposure to, commercial and residential real estate companies. Real estate securities are subject to risks similar to those associated with direct ownership of real estate, including changes in local and general economic conditions, vacancy rates, interest rates, zoning laws, rental income, property taxes, operating expenses and losses from casualty or condemnation. An investment in a REIT is subject to additional risks, including poor performance by the manager of the REIT, adverse tax consequences, and limited diversification resulting from being invested in a limited number or type of properties or a narrow geographic area.